S000027379 [Member] N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	AB BOND FUND, INC.
Entity Central Index Key	0000003794
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Prospectus Date	Jan. 31, 2026